Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Following Amounts in Accordance with the Following Milestones

According to the 3D Global License Agreement, YD Bio is obligated to pay the following amounts in accordance with the following milestones:

Item	Milestones	Milestone License Fees (USD)
1. Development of corneal Limbal Stem Cell (“LSC”) Cell Source
1	Application with Medical Center for Clinical Specimens Collection	480,000
2	SOP Document for Technique of Separating LSC Specimens	230,000
3	LSC Cell Analysis/Assessment Report	330,000
2. Establishment of LSC Master Cell Banks
1	SOP Document for LSC Amplification	230,000
2	SOP Document for LSC Cryopreservation	280,000
3. Cell Stability Examination of LSC
1	Stability Examination Report of Master cell	420,000
2	Stability Examination Report of Working cell	420,000
4. Raw Material Development of LSC Exosomes
1	SOP Document of Exosomes Purification Process	230,000
2	Specification Analysis/Examination Report of Exosomes Characterization	200,000
3	SOP Document of Mass Production Process of Exosomes Raw Material	370,000
4	Three Batches of Trial Production Document of Exosomes Raw Material	300,000
5	Safety Verification Report (animal testing) of Exosomes Raw Material	310,000
5. LensMate Eye Buffer LensMate
1	Product Consignment Development Agreement	100,000
2	U.S. Food and Drug Administration (“FDA”) Approval for Type I Medical Material Certification	80,000
3	Sale Certification of US OTC	20,000

Schedule of Intangible Assets

Intangible assets consist of the following:

	December 31, 2025	December 31, 2024
Licensed to Patents and Know-how
3D Global Patent	$985,710	$942,450
EG BioMed Patent	1,914,000	1,830,000
Less: accumulated amortization	(289,971)	(92,415)
Total	$2,609,739	$2,680,035

Schedule of Estimated Amortization	The estimated amortization is as follows:
As of December 31, 2025	Estimated amortization expense
For the year ended December 31, 2026	$193,314
For the year ended December 31, 2027	193,314
For the year ended December 31, 2028	193,314
For the year ended December 31, 2029	193,314
For the year ended December 31, 2030	193,314
Thereafter	1,643,169
Total	$2,609,739